Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 6.9%
Entertainment 6.9%
Roblox Corp., Class A(a)	147,095	11,113,027
Roku, Inc., Class A(a)	32,972	10,331,776
Spotify Technology SA(a)	23,585	5,314,644
Take-Two Interactive Software, Inc.(a)	61,080	9,410,596
Zynga, Inc., Class A(a)	663,735	4,997,924
Total		41,167,967
Total Communication Services		41,167,967
Consumer Discretionary 18.3%
Diversified Consumer Services 3.6%
Bright Horizons Family Solutions, Inc.(a)	83,381	11,624,979
Chegg, Inc.(a)	150,227	10,218,441
Total		21,843,420
Hotels, Restaurants & Leisure 6.4%
Chipotle Mexican Grill, Inc.(a)	8,757	15,916,023
DraftKings, Inc., Class A(a)	131,952	6,354,808
Planet Fitness, Inc., Class A(a)	203,725	16,002,599
Total		38,273,430
Household Durables 1.1%
NVR, Inc.(a)	1,330	6,376,126
Internet & Direct Marketing Retail 2.4%
Etsy, Inc.(a)	69,289	14,409,340
Specialty Retail 4.8%
Five Below, Inc.(a)	74,525	13,176,765
Vroom, Inc.(a)	242,247	5,346,391
Williams-Sonoma, Inc.	55,910	9,914,521
Total		28,437,677
Total Consumer Discretionary		109,339,993
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Devon Energy Corp.	86,200	3,060,962
Pioneer Natural Resources Co.	17,900	2,980,529
Total		6,041,491
Total Energy		6,041,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 2.3%
Banks 1.0%
SVB Financial Group(a)	7,286	4,713,168
Western Alliance Bancorp	15,711	1,709,671
Total		6,422,839
Capital Markets 1.3%
Ares Management Corp., Class A	103,664	7,653,513
Total Financials		14,076,352
Health Care 22.7%
Biotechnology 6.7%
Argenx SE, ADR(a)	24,265	7,328,030
BioMarin Pharmaceutical, Inc.(a)	113,488	8,771,488
Exact Sciences Corp.(a)	79,121	7,552,099
Horizon Therapeutics PLC(a)	100,724	11,033,307
Mirati Therapeutics, Inc.(a)	30,542	5,403,185
Total		40,088,109
Health Care Equipment & Supplies 4.9%
Align Technology, Inc.(a)	24,472	16,284,403
Masimo Corp.(a)	47,545	12,870,907
Total		29,155,310
Health Care Providers & Services 2.8%
Amedisys, Inc.(a)	74,387	11,091,102
Encompass Health Corp.	80,588	6,047,323
Total		17,138,425
Life Sciences Tools & Services 8.3%
10X Genomics, Inc., Class A(a)	49,730	7,239,694
Bio-Rad Laboratories, Inc., Class A(a)	10,043	7,491,576
Bio-Techne Corp.	26,152	12,672,475
IQVIA Holdings, Inc.(a)	31,808	7,619,288
Repligen Corp.(a)	51,181	14,790,797
Total		49,813,830
Total Health Care		136,195,674
Industrials 10.4%
Commercial Services & Supplies 2.0%
Cintas Corp.	32,080	12,211,573
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.8%
Generac Holdings, Inc.(a)	23,230	9,493,404
Plug Power, Inc.(a)	284,040	7,254,382
Total		16,747,786
Machinery 2.5%
IDEX Corp.	32,000	6,622,400
Toro Co. (The)	83,820	8,164,906
Total		14,787,306
Professional Services 1.9%
CoStar Group, Inc.(a)	134,079	11,538,839
Road & Rail 1.2%
Old Dominion Freight Line, Inc.	23,886	6,830,918
Total Industrials		62,116,422
Information Technology 34.7%
Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp., Class A	157,450	11,530,063
CDW Corp.	65,797	11,976,370
Total		23,506,433
IT Services 5.7%
EPAM Systems, Inc.(a)	19,661	11,216,207
MongoDB, Inc.(a)	22,235	10,484,025
VeriSign, Inc.(a)	58,934	12,082,060
Total		33,782,292
Semiconductors & Semiconductor Equipment 2.3%
Enphase Energy, Inc.(a)	32,975	4,945,261
Teradyne, Inc.	79,954	8,728,578
Total		13,673,839
Software 22.8%
ANSYS, Inc.(a)	35,152	11,967,498
Bill.com Holdings, Inc.(a)	23,571	6,292,279
Blackline, Inc.(a)	59,117	6,979,353
Cadence Design Systems, Inc.(a)	103,655	15,697,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A(a)	37,854	9,303,756
DocuSign, Inc.(a)	30,293	7,798,327
Dolby Laboratories, Inc., Class A	38,513	3,389,144
Elastic NV(a)	63,217	9,418,701
HubSpot, Inc.(a)	15,160	10,249,524
Manhattan Associates, Inc.(a)	15,560	2,381,147
ServiceNow, Inc.(a)	23,909	14,877,854
Trade Desk, Inc. (The), Class A(a)	210,231	14,779,239
Zendesk, Inc.(a)	71,830	8,360,294
Zscaler, Inc.(a)	57,228	15,006,326
Total		136,500,955
Total Information Technology		207,463,519
Materials 1.9%
Chemicals 1.9%
Albemarle Corp.	51,568	11,291,845
Total Materials		11,291,845
Total Common Stocks (Cost $465,778,222)		587,693,263

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	9,447,651	9,446,706
Total Money Market Funds (Cost $9,446,706)		9,446,706
Total Investments in Securities (Cost: $475,224,928)		597,139,969
Other Assets & Liabilities, Net		1,180,774
Net Assets		598,320,743

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,620,107	176,498,841	(170,672,242)	—	9,446,706	—	4,583	9,447,651
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7017_12_L01_(11/21)